Unearned Revenue by Segment (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Contract With Customer Liability [Line Items]
Unearned revenue	$ 60,184	$ 53,813
Productivity and Business Processes
Contract With Customer Liability [Line Items]
Unearned revenue	43,599	38,983
Intelligent Cloud
Contract With Customer Liability [Line Items]
Unearned revenue	13,683	13,162
More Personal Computing
Contract With Customer Liability [Line Items]
Unearned revenue	$ 2,902	$ 1,668